Issued Capital - Summary of Inputs Used to a Black-Scholes Model Used to Obtain Fair Value of Above Share Options (Details)			12 Months Ended
	Sep. 02, 2021 $ / shares	Nov. 20, 2020 $ / shares	Jun. 30, 2022 $ / shares
Disclosure of classes of share capital [line items]
Share price at date of issue	$ 0.19
Black Scholes Model
Disclosure of classes of share capital [line items]
Share price at date of issue | (per share)		$ 0.13	$ 0.14
Exercise price		$ 0.1687
Bionomics share volatility		89.00%
Risk free interest rate		0.30%